Other Information by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [abstract]
Summary of Breakdown of Selling, Research & Development and Administrative Expenses by Nature

The breakdown of the Selling, Research & Development and Administrative expenses by nature is as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Personnel	64,543	46,489	43,731
Other Costs and Incomes	71,164	56,886	42,675
Depreciation and Amortization	11,273	10,124	8,807
Expected Credit Losses	(760)	(933)	1,084
Total Expenses	146,220	112,566	96,297

Summary of Breakdown of Depreciation and Amortization

Depreciation and amortization can be broken down as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Cost of sales	53,550	46,258	45,296
Selling and Marketing expenses	722	787	844
Research and Development expenses	3,468	3,353	2,580
General and Administrative expenses	7,082	5,985	5,383
Total Depreciation & Amortization	64,822	56,383	54,103